Share based compensation (Schedule of Fair Value Assumptions) (Details) - Share options	12 Months Ended
	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options vested (in dollars per share) | $ / shares	$ 6.33	$ 5.76	$ 3.23
Option expired (in shares) | shares	0	0	0
Risk-free interest rate (%)		2.52%	3.35%
Exercise multiple		2.2	2.2
Expected dividend yield		0.00%	0.00%
Expected volatility (%)		46.00%	43.00%
Contract life		10 years	10 years